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                      SEI INSTITUTIONAL INVESTMENTS TRUST
                           STATEMENT OF CERTIFICATION
                            PURSUANT TO RULE 497(j)

    SEI Institutional Investments Trust (the "Trust") hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257) which was filed electronically on March 29, 2002 (Accession No. 0000912057-02-012707).

                          SEI Institutional Investments Trust
Date: April 4, 2002            /s/ Timothy D. Barto
                            ------------------------
                          By: Timothy D. Barto
                          Title: Vice President